Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	14.44%	13.00%	(19.32%)	23.11%	19.61%	32.06%	(6.68%)	22.15%	13.70%	1.00%
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	[2]	15.37%	20.96%	(10.26%)	27.73%	9.59%	29.95%	(5.52%)	16.31%	9.09%	(0.02%)

[1]	The returns shown in the bar chart are for Institutional Class shares of the Fund. Investor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Investor Class shares are not currently offered for purchase.
[2]	The returns shown in the bar chart are for Institutional Class shares of the Fund. Investor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Investor Class shares are not currently offered for purchase.